Interest Rate Benchmark Reform (Tables)	12 Months Ended
Dec. 31, 2022
Interest Rate Benchmark Reform [Abstract]
Schedule of Amounts Affected by IBOR Reform

				Group
				2022
	GBP(2) LIBOR	USD(2) LIBOR	Other(2)	Total
	£m	£m	£m	£m
Assets
Derivatives(1)	—	1,665	—	1,665
Financial assets at amortised cost	76	57	—	133
	76	1,722	—	1,798
Liabilities
Derivatives(1)	66	1,846	—	1,912
	66	1,846	—	1,912
Off-balance sheet commitments given	2	—	—	2

				2021
Assets
Derivatives(1)	—	1,480	—	1,480
Other financial assets at fair value through profit and loss	8	—	—	8
Financial assets at amortised cost	1,373	81	1	1,455
	1,381	1,561	1	2,943
Liabilities
Derivatives(1)	338	1,831	—	2,169
Other financial liabilities at fair value through profit and loss	—	5	—	5
Financial liabilities at amortised cost	34	185	—	219
	372	2,021	—	2,393
Off-balance sheet commitments given	338	59	—	397

Schedule of Derivatives Directly Affected by IBOR Reform Uncertainties
The following tables show the notional amount of derivatives in hedging relationships directly affected by uncertainties related to IBOR reform.

				Group
	2022		2021
	USD LIBOR	Total	USD LIBOR	Total
	£m	£m	£m	£m
Total notional value of hedging instruments
–Cash flow hedges	2,906	2,906	2,586	2,586
–Fair value hedges	178	178	160	160
	3,084	3,084	2,746	2,746
Maturing after cessation date(1)
–Cash flow hedges	2,906	2,906	2,586	2,586
–Fair value hedges	178	178	160	160
	3,084	3,084	2,746	2,746